Accrued Liability To Issue Stock (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 07, 2018	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018
Settlement expense		$ (1,985,025)	$ 0	$ (1,985,025)	$ 0
Licensing Agreement | Affordable Green Washington [Member]
Consideration				$ 2,100,000
Payment of License and permits						$ 142,455
License Deposits						$ 142,455
Settlement and Release Agreement [Member] | Subsequent Event [Member]
Shares issued to satisfy liability	2,600,000
Settlement expense	$ 1,985,025